Finance income and charges - Schedule of finance income and charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Finance Income And Charges [Line Items]
Interest income	£ 86	£ 61
Fair value gain on financial instruments	142	58
Total interest income	228	119
Interest charge on bank loans, bonds and overdrafts	(235)	(181)
Interest charge on leases	(8)	(5)
Fair value loss on financial instruments	(142)	(59)
Interest charge on other borrowings	(125)	(36)
Total interest charges	(510)	(281)
Net interest charges	(282)	(162)
Net finance income in respect of post employment plans in surplus	29	10
Total other finance income	29	11
Net finance charge in respect of post employment plans in deficit	(7)	(5)
Foreign exchange revaluation of monetary items in respect of Lebanon (a)	0	(2)
Unwinding of discounts	(5)	(6)
Interest charge in respect of direct and indirect tax	(17)	(8)
Change in financial liability (Level 3)	0	(7)
Guarantee fees	(1)	0
Other finance charges	(3)	(1)
Total other finance charges	(39)	(29)
Net other finance charges	(10)	(18)
Venezuela
Disclosure Of Finance Income And Charges [Line Items]
Hyperinflation adjustment in respect of Venezuela	0	1
TURKEY
Disclosure Of Finance Income And Charges [Line Items]
Hyperinflation adjustment in respect of Venezuela	£ (6)	£ 0